Consortia (partnerships) in E&P activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Agua Marinha [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Água-Marinha
Location	Campos basin
Proportion of ownership interest in joint operation	30.00%
Operator	Petrobras
Year	2023
Additional Information	1st Cycle of Permanent Offer for Production Sharing
ANP Bonus Petrobras portion	$ 4
Sudoeste De Sagitario [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sudoeste de Sagitário
Location	Santos basin
Proportion of ownership interest in joint operation	60.00%
Operator	Petrobras
Year	2023
Additional Information	1st Cycle of Permanent Offer for Production Sharing
ANP Bonus Petrobras portion	$ 40
Atapu [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Atapu
Location	Santos basin
Proportion of ownership interest in joint operation	52.50%
Operator	Petrobras
Year	2022
Additional Information	Production sharing
ANP Bonus Petrobras portion	$ 402
Sepia [Member]
IfrsStatementLineItems [Line Items]
Name of joint operation	Sépia
Location	Santos basin
Proportion of ownership interest in joint operation	30.00%
Operator	Petrobras
Year	2022
Additional Information	Production sharing
ANP Bonus Petrobras portion	$ 409